Borrowings - Schedule of reconciliation of loan (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning period	€ 57,834
Borrowings, ending period	98,806		€ 57,834
Less: non-current portion	(87,227)		(50,726)
CURRENT PORTION	11,580		7,107
Amended debt financing agreement due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning period	49,671	$ 56.3	46,190
Proceeds of issue	38,502		0
Transaction costs	(255)		0
Accrued interest	7,521		6,167
Payment of interest	(7,685)		(6,459)
Exchange rate difference	1,429		3,774
Borrowings, ending period	89,182	$ 95.0	49,671
Less: non-current portion	(79,709)		(44,360)
CURRENT PORTION	€ 9,473		€ 5,311